SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
NOTE 18 — SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information for the years ended June 30, 2015 and 2014 is as follows:
	June 30, 2015	June 30, 2014
Cash paid during the period for:
Interest paid	$1,219	$1,482
Income taxes paid	$1,520	$2,305
Supplemental noncash disclosures:
Transfers from loans to real estate owned	$727	$68
Unrealized gains on securities available-for-sale, net	$121	$384
Transfer from securities held-to-maturity to available-for-sale	$—	$7,805
Unrealized gains on securities held-to-maturity, transferred to available for sale	$—	$45
Unsettled investment trades	$—	$1,145
Acquisition:
Assets acquired (excluding goodwill) $2,593	$138,263	$—
Liabilities assumed	$140,156	$—
Acquisition price (common stock issued to OFED, MHC)	$700	$—
Goodwill recorded	$2,593	$—